Shareholders’ Equity (Details Narrative) - USD ($)												3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2024	Dec. 23, 2023	Dec. 18, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	May 11, 2022	Jan. 08, 2022	Sep. 28, 2021	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2025	Dec. 28, 2023	Oct. 10, 2023
Class of Stock [Line Items]
Ordinary shares, shares authorized												50,000	50,000
Ordinary shares, par value												$ 1	$ 1
Aggregate value of shares issued
Common stock, shares issued												1	1
Ordinary shares, shares outstanding												1	1
Ogier Global Subscriber Cayman Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares			1
Share issued price per share			$ 1
Doreen International Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares		1
Ogier Global Subscriber Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares			1
Share issued price per share			$ 1
Doreen International Limited [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares		1
Alpha Time Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized														1,000,000	1,000,000		1,000,000
Preferred stock, par value														$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued														0	0		0
Preferred stock, shares outstanding														0	0		0
Ordinary shares, shares authorized										200,000,000		200,000,000		200,000,000	200,000,000
Ordinary shares, par value										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Issue of ordinary shares, shares	3,403,976							5,800
Aggregate value of shares issued															$ 60,000,000
Sale of stock number of shares issued in transaction							115,500
Proceeds from sale of private units															$ 4,092,000
Share issued price per share				$ 10.18			$ 2.00
Sale of stock value issued							$ 231,000
Common stock, shares issued												2,134,200		2,134,200	2,134,200
Ordinary shares, shares outstanding	3,469,450											2,134,200		2,134,200	2,134,200		2,134,200	6,873,426
Temporary equity, shares issued														1,335,250	6,900,000		1,335,250
Common Stock, Voting Rights										Holders of ordinary shares are entitled to one vote for each share. Further, the shareholders also approved the amendment and restatement of the memorandum and articles of association filed with the Cayman Registrar.
Alpha Time Acquisition Corp [Member] | IPO [Member]
Class of Stock [Line Items]
Ordinary shares, par value							$ 0.0001
Issue of ordinary shares, shares							6,000,000
Sale of stock price per share							$ 10.00							$ 10.00			$ 10.00
Proceeds from initial public offering							$ 60,000,000
Share issued price per share														$ 10.18			$ 10.18
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares				900,000	900,000	900,000	900,000
Sale of stock price per share				$ 10.00	$ 10.00	$ 10.00
Sale of stock number of shares issued in transaction					900,000
Proceeds from sale of stock				$ 9,000,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares										287,500
Sale of stock price per share					$ 2.00	$ 2.00
Sale of stock number of shares issued in transaction					17,325					287,500
Due to related party amount converted					$ 352,350	$ 352,350
Additional amount deposited by underwriter on behalf of related party					$ 34,650
Ordinary shares, shares outstanding										1,725,000
Alpha Time Acquisition Corp [Member] | Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares					409,200
Aggregate value of shares issued					$ 4,092,000
Sale of stock price per share				$ 10.00			$ 10.00
Sale of stock number of shares issued in transaction				38,700	38,700		370,500
Proceeds from sale of private units				$ 387,000			$ 3,705,000
Share issued price per share					$ 10.00	$ 10.00
Alpha Time Acquisition Corp [Member] | Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted					$ 352,350	$ 352,350
Alpha Time Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized														200,000,000			200,000,000
Ordinary shares, par value										$ 0.0001				$ 0.0001			$ 0.0001
Ordinary stock shares cancelled										200,000,000
Alpha Time Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized														20,000,000			20,000,000
Ordinary shares, par value										$ 0.0001				$ 0.0001			$ 0.0001
Issue of ordinary shares, shares										1,437,500	1,437,500
Aggregate value of shares issued											$ 25,000
Common stock subject to forfeiture											187,500
Percentage of issued and outstanding ordinary shares											20.00%
Ordinary stock shares cancelled										20,000,000
Number of shares in issue were repurchased										1,437,500
Alpha Time Acquisition Corp [Member] | Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Sale of stock number of shares issued in transaction											1,437,500
Proceeds from sale of stock											$ 25,000
HCYC Group Company Limited [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized												50,000	50,000			50,000
Ordinary shares, par value												$ 1	$ 1			$ 1
Aggregate value of shares issued																$ 1
Common stock, shares issued												10,000	10,000			10,000
Ordinary shares, shares outstanding												10,000	10,000			10,000
HCYC Group Company Limited [Member] | Ms Ding [Member]
Class of Stock [Line Items]
Issue of ordinary shares, shares									1
Share issued price per share									$ 1
HCYC Group Company Limited [Member] | Four Minority Shareholders [Member]
Class of Stock [Line Items]
Share issued price per share																			$ 1.00
Common stock, shares issued																			1,500
Shares, Issued																			8,499
HCYC Group Company Limited [Member] | Related Party [Member]
Class of Stock [Line Items]
Due to related party amount converted												$ 588,908				$ 85,797